                      THE PAYDEN & RYGEL INVESTMENT GROUP


                SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 28, 2002


                           PAYDEN EUROPPORTUNITY FUND

        ON OCTOBER 17, 2002, THE BOARD OF TRUSTEES AUTHORIZED THE CLOSURE AND LIQUIDATION OF THE PAYDEN EUROPPORTUNITY FUND. THE FUND WILL CLOSE ON NOVEMBER 29, 2002.


               CHANGES IN NET ANNUAL FUND OPERATING EXPENSE LIMITS

        EFFECTIVE NOVEMBER 1, 2002 FOR THE FISCAL YEAR ENDING OCTOBER 31, 2003, THE LIMIT ON NET ANNUAL FUND OPERATING EXPENSES FOR EACH OF THE FOLLOWING PAYDENFUNDS, AS SET FORTH IN THE PROSPECTUS DATED FEBRUARY 28, 2002, WILL BE CHANGED TO THE LEVEL INDICATED BELOW:

        SHORT BOND FUND                     0.50%
        U.S. GOVERNMENT FUND                0.45%
        GNMA FUND                           0.50%
        CORE BOND FUND                      0.55%
        GROWN & INCOME FUND                 0.80%
        U.S. GROWTH LEADERS FUND            1.00%
        SMALL CAP LEADERS FUND              1.00%
        GLOBAL SHORT BOND FUND              0.60%
        EMERGING MARKETS BOND FUND          0.90%
        GLOBAL BALANCED FUND                0.85%


           THE DATE OF THIS PROSPECTUS SUPPLEMENT IS OCTOBER 25, 2002